Annual Fund Operating Expenses - Retail - Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%